Liability under insurance contracts and reinsurance contracts - Summary of measurement element in net insurance contract liabilities without applying the premium allocation approach (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		₩ (10,654)
Beginning balance - Insurance contract liabilities	[1]	48,334,232
Beginning balance - Net insurance contract liabilities		48,323,578
Current profit or loss		(99,439)	₩ (516,097)	₩ 807,964
Insurance finance income and expenses		(99,439)	(516,097)	807,964
Ending balance - Insurance contract assets		(5,639)	(10,654)
Ending Balance - Insurance contract liabilities	[1]	51,124,991	48,334,232
Ending balance - Net insurance contract liabilities		51,119,352	48,323,578
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		(444)	0
Beginning balance - Insurance contract liabilities		48,229,566	45,818,762
Beginning balance - Net insurance contract liabilities		48,229,122	45,818,762
Change in contractual service margin adjustment estimate		0	0
Change in unadjusted estimate of contractual service margin		40,294	(51,051)
Initial recognition effect of new contracts for the current period		27,640	15,691
Changes related to future services		67,934	(35,360)
Contractual service margin amortization		(923,714)	(914,643)
Risk-adjusted change		(119,568)	(101,902)
Experience adjustment		(49,668)	(105,149)
Changes related to current service		(1,092,950)	(1,121,694)
Changes related to past service		28,182	11,468
Current profit or loss		1,779,260	2,218,473
Other comprehensive income		3,171,458	2,960,994
Insurance finance income and expenses		4,950,718	5,179,467
Insurance premium received		6,897,049	6,209,129
Insurance acquisition cash flow payment		(1,586,104)	(979,176)
Payment of insurance benefits and other insurance service expenses		(1,590,554)	(1,498,217)
Receipt (payment) of investment elements and refund of insurance premiums		(4,941,397)	(5,355,137)
Cash flow for the period		(1,221,006)	(1,623,401)
Other increase/decrease		(9)	(120)
Ending balance - Insurance contract assets		(1,051)	(444)	0
Ending Balance - Insurance contract liabilities		50,963,042	48,229,566	45,818,762
Ending balance - Net insurance contract liabilities		50,961,991	48,229,122	45,818,762
Insurance contracts other than those to which premium allocation approach has been applied [member] | Present value estimate of future cash flows [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		(743)	0
Beginning balance - Insurance contract liabilities		37,213,497	34,851,591
Beginning balance - Net insurance contract liabilities		37,212,754	34,851,591
Change in contractual service margin adjustment estimate		685,902	350,007
Change in unadjusted estimate of contractual service margin		39,452	(46,697)
Initial recognition effect of new contracts for the current period		(1,395,897)	(991,607)
Changes related to future services		(670,543)	(688,297)
Contractual service margin amortization		0	0
Risk-adjusted change		0	0
Experience adjustment		(49,668)	(105,141)
Changes related to current service		(49,668)	(105,141)
Changes related to past service		44,341	21,880
Current profit or loss		1,399,565	1,848,652
Other comprehensive income		3,130,302	2,907,587
Insurance finance income and expenses		4,529,867	4,756,239
Insurance premium received		6,897,049	6,209,129
Insurance acquisition cash flow payment		(1,586,104)	(979,176)
Payment of insurance benefits and other insurance service expenses		(1,590,554)	(1,498,217)
Receipt (payment) of investment elements and refund of insurance premiums		(4,941,397)	(5,355,137)
Cash flow for the period		(1,221,006)	(1,623,401)
Other increase/decrease		(9)	(117)
Ending balance - Insurance contract assets		(1,325)	(743)	0
Ending Balance - Insurance contract liabilities		39,847,061	37,213,497	34,851,591
Ending balance - Net insurance contract liabilities		39,845,736	37,212,754	34,851,591
Insurance contracts other than those to which premium allocation approach has been applied [member] | Risk adjustment for non-financial risks [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		124	0
Beginning balance - Insurance contract liabilities		1,151,534	1,151,768
Beginning balance - Net insurance contract liabilities		1,151,658	1,151,768
Change in contractual service margin adjustment estimate		90,882	(84,549)
Change in unadjusted estimate of contractual service margin		382	(4,196)
Initial recognition effect of new contracts for the current period		157,279	105,353
Changes related to future services		248,543	16,608
Contractual service margin amortization		0	0
Risk-adjusted change		(119,568)	(101,902)
Experience adjustment		0	(8)
Changes related to current service		(119,568)	(101,910)
Changes related to past service		(16,159)	(10,412)
Current profit or loss		41,292	42,200
Other comprehensive income		41,156	53,407
Insurance finance income and expenses		82,448	95,607
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		0	(3)
Ending balance - Insurance contract assets		203	124	0
Ending Balance - Insurance contract liabilities		1,346,719	1,151,534	1,151,768
Ending balance - Net insurance contract liabilities		1,346,922	1,151,658	1,151,768
Insurance contracts other than those to which premium allocation approach has been applied [member] | Retrospective method [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		5,772,838	6,765,720
Beginning balance - Net insurance contract liabilities		5,772,838	6,765,720
Change in contractual service margin adjustment estimate		(663,935)	(659,780)
Change in unadjusted estimate of contractual service margin		0	0
Initial recognition effect of new contracts for the current period		0	0
Changes related to future services		(663,935)	(659,780)
Contractual service margin amortization		(433,780)	(536,399)
Risk-adjusted change		0	0
Experience adjustment		0	0
Changes related to current service		(433,780)	(536,399)
Changes related to past service		0	0
Current profit or loss		173,539	203,297
Other comprehensive income		0	0
Insurance finance income and expenses		173,539	203,297
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		0	0
Ending balance - Insurance contract assets		0	0	0
Ending Balance - Insurance contract liabilities		4,848,662	5,772,838	6,765,720
Ending balance - Net insurance contract liabilities		4,848,662	5,772,838	6,765,720
Insurance contracts other than those to which premium allocation approach has been applied [member] | Fair value method [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		2,782,796	2,351,146
Beginning balance - Net insurance contract liabilities		2,782,796	2,351,146
Change in contractual service margin adjustment estimate		257,316	570,862
Change in unadjusted estimate of contractual service margin		0	0
Initial recognition effect of new contracts for the current period		0	0
Changes related to future services		257,316	570,862
Contractual service margin amortization		(246,990)	(215,795)
Risk-adjusted change		0	0
Experience adjustment		0	0
Changes related to current service		(246,990)	(215,795)
Changes related to past service		0	0
Current profit or loss		83,110	76,583
Other comprehensive income		0	0
Insurance finance income and expenses		83,110	76,583
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		0	0
Ending balance - Insurance contract assets		0	0	0
Ending Balance - Insurance contract liabilities		2,876,232	2,782,796	2,351,146
Ending balance - Net insurance contract liabilities		2,876,232	2,782,796	2,351,146
Insurance contracts other than those to which premium allocation approach has been applied [member] | Etc. [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		175	0
Beginning balance - Insurance contract liabilities		1,308,901	698,537
Beginning balance - Net insurance contract liabilities		1,309,076	698,537
Change in contractual service margin adjustment estimate		(370,165)	(176,540)
Change in unadjusted estimate of contractual service margin		460	(158)
Initial recognition effect of new contracts for the current period		1,266,258	901,945
Changes related to future services		896,553	725,247
Contractual service margin amortization		(242,944)	(162,449)
Risk-adjusted change		0	0
Experience adjustment		0	0
Changes related to current service		(242,944)	(162,449)
Changes related to past service		0	0
Current profit or loss		81,754	47,741
Other comprehensive income		0	0
Insurance finance income and expenses		81,754	47,741
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		0	0
Ending balance - Insurance contract assets		71	175	0
Ending Balance - Insurance contract liabilities		2,044,368	1,308,901	698,537
Ending balance - Net insurance contract liabilities		2,044,439	1,309,076	698,537
Insurance contracts other than those to which premium allocation approach has been applied [member] | Sub-total [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		175	0
Beginning balance - Insurance contract liabilities		9,864,535	9,815,403
Beginning balance - Net insurance contract liabilities		9,864,710	9,815,403
Change in contractual service margin adjustment estimate		(776,784)	(265,458)
Change in unadjusted estimate of contractual service margin		460	(158)
Initial recognition effect of new contracts for the current period		1,266,258	901,945
Changes related to future services		489,934	636,329
Contractual service margin amortization		(923,714)	(914,643)
Risk-adjusted change		0	0
Experience adjustment		0	0
Changes related to current service		(923,714)	(914,643)
Changes related to past service		0	0
Current profit or loss		338,403	327,621
Other comprehensive income		0	0
Insurance finance income and expenses		338,403	327,621
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		0	0
Ending balance - Insurance contract assets		71	175	0
Ending Balance - Insurance contract liabilities		9,769,262	9,864,535	9,815,403
Ending balance - Net insurance contract liabilities		₩ 9,769,333	₩ 9,864,710	₩ 9,815,403

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.